Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll	$ 3,864	$ 2,027	$ 3,386
Accrued vacation	3,705	2,797	2,717
Accrued bonus	3,730	6,502	5,828
Other accrued expenses	9,511	10,951	6,235
Total accrued liabilities	$ 20,810	$ 22,277	$ 18,166